Organization and Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Incorporation date			Mar. 28, 2019
Net Loss	$ 2,226,738	$ 4,076,409	$ 7,044,320	$ 11,215,589	$ 17,505,765	$ 9,383,397
Net cash used in operating			5,439,667	8,983,886	11,599,581	6,306,761
Accumulated Deficit	41,889,481		41,889,481		34,845,161	17,339,396
Stockholders equity	137,506	11,783,901	137,506	11,783,901	$ 5,785,447	21,868,446	$ 1,799,365	$ 15,587,518	$ (1,481,744)
Working capital deficit	3,103,544		3,103,544
Cash on hand	405,230		$ 405,230
Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Incorporation date			Apr. 20, 2016		Apr. 20, 2016
Net Loss			$ 366,008	8,238	$ 13,715	13,634
Net cash used in operating			382,880	5,907	10,907	13,510
Accumulated Deficit	333,988		333,988		(32,020)	(45,735)
Stockholders equity	$ (307,593)	$ 40,123	$ (307,593)	$ 40,123	$ 35,082	$ 47,065			$ 59,859